Note 20 - Subsequent Events (Details) (USD $)	1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended					0 Months Ended		1 Months Ended
	Apr. 30, 2014	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Nov. 25, 2013	Aug. 30, 2013	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Nov. 12, 2014	Oct. 23, 2014	Feb. 21, 2014	Feb. 26, 2014	Jan. 22, 2014	Nov. 14, 2014	Apr. 16, 2014	Mar. 31, 2014	Apr. 16, 2014	Dec. 31, 2013	Dec. 29, 2013	Dec. 31, 2011	Jul. 08, 2014	Jan. 23, 2014	Jun. 18, 2014	Jun. 04, 2014
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Convertible Debt		$ 300,000	$ 200,000	$ 100,000	$ 250,000	$ 200,000	$ 200,000		$ 600,000	$ 201,363
Debt Instrument, Interest Rate, Stated Percentage																					8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.02				$ 0.02												$ 0.02
Debt Instrument, Face Amount									940,000												650,000
Term of Warrants					5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		1,000,000		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02		$ 0.02				$ 0.23		$ 1.36										$ 0.49	$ 0.02	$ 3.57
Stock Issued During Period, Shares, New Issues (in Shares)	500,000							500,000
Debt Conversion, Original Debt, Amount											481,242
Subsequent Event [Member] | Convertible Debt [Member] | Maximum [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.04
Subsequent Event [Member] | Convertible Debt [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.02
Debt Instrument, Face Amount			200,000
Subsequent Event [Member] | Southridge Partners IILP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Additional Take Down Request Amount													51,000											125,000
Stock Issued During Period, Shares, New Issues (in Shares)												2,528,912	4,214,853
Shares Issued, Price Per Share (in Dollars per share)												$ 0.012	$ 0.012
Proceeds from Issuance of Common Stock												30,000
Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down																3,700,000
Market Value of Outstanding Debt Principal, Percent																25.00%
Value of Stock Issued, of Debt Discount Purchase Price, Percent																250.00%
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value																									5,000,000
Proceeds from Convertible Debt				100,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.02
Litigation Settlement, Amount														250,000	250,000
Extinguishment of Debt, Amount														1,027,705
Discounted Stock Issuance Price														250.00%	250.00%
Debt Settlement Price														25.00%	25.00%
Term of Warrants			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02
Debt Conversion, Original Debt, Amount																	150,000
Debt Conversion, Accrued Interest, Amount																	9,626
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	8,110,790
Convertible Debt [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.02	$ 0.02
Debt Instrument, Face Amount		300,000	200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		7,500,000	5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.02	$ 0.02
Maximum [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Term of Warrants									5 years
Southridge Partners IILP [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value			5,000,000
Additional Take Down Request Amount																								125,000		100,000	100,000
Stock Issued During Period, Shares, New Issues (in Shares)																				31,760,578
Shares Issued, Price Per Share (in Dollars per share)																		$ 0.02		$ 0.02
Proceeds from Issuance of Common Stock																		$ 200,000	$ 100,000